Stock Options (Details Textual) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended
	Apr. 19, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Aug. 22, 2013 FV Option [Member]	Jul. 19, 2013 FV Option [Member]	Apr. 19, 2013 FV Option [Member]	Jul. 19, 2013 Omnibus Incentive Plan [Member] Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based stock options award	100,000		13,000
Exercise Price	$ 2.50				$ 2.50	$ 1.30	$ 2.02
Grant year life	3 years		3 years
Estimated life						3 years	7 years	3 years
Volatility rate						843.00%	755.00%	351.00%
Risk free interest rate						0.82%	2.02%	0.35%
Rate of dividend yield						0.00%	0.00%	0.00%
Grant date FV of options						$ 32,500	$ 454,500	$ 249,995
Stock option granted						25,000			75,000
Number of non-employee directors									3
Option Vested							2,083
Additional shares							2,095
Expiration date						Aug. 22, 2016	Jun. 30, 2020
Option Expense		$ 45,369	$ 115,491